Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2020, 2021, 2022 and 2023 calendar years. Note that compensation for our NEOs other than our principal executive officer (“PEO”) is reported as an average.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(2)	Value of initial fixed $100 Investment based on:		Net Income ($mm)	Comparable Hotel EBITDA ($mm)(4)
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)
2023	$9,128,901	$9,360,617	$2,629,543	$2,712,581	$69.69	$89.79	$77	$401
2022	$8,354,370	$1,305,337	$2,711,175	$1,162,789	$60.86	$72.15	$42	$370
2021	$16,300,593	$12,578,908	$3,921,652	$2,958,736	$79.15	$85.25	$(311)	$203
2020	$6,993,771	$8,012,927	$2,396,123	$2,476,082	$80.19	$74.09	$(409)	$4

(1)
For each fiscal year, our PEO and other NEOs included the individuals indicated in the table below:

	2020	2021	2022	2023
PEO	Ms. Hale	Ms. Hale	Ms. Hale	Ms. Hale
Other NEO	Mr. Johnson	Mr. Johnson	Mr. Johnson	Mr. Johnson
Other NEO	Mr. Mahoney	Mr. Mahoney	Mr. Mahoney	Mr. Mahoney
Other NEO	N/A	N/A	Mr. Bardenett	Mr. Bardenett
Other NEO	N/A	N/A	N/A	Mr. Perry

(2)
Compensation actually paid to our PEO and other NEOs represents the “Total” compensation reported in the SCT for the applicable fiscal year, adjusted as follows:

	2020		2021		2022		2023
	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs
Summary Compensation Table Total(a)	$6,993,771	$2,396,123	$16,300,593	$3,921,652	$8,354,370	$2,711,175	$9,128,901	$2,629,543
Deduct equity award value reported in the SCT	$(4,782,580)	$(1,314,152)	$(13,904,935)	$2,782,664	$(5,801,717)	$(1,499,005)	$(6,510,572)	$(1,517,090)
Add year-end fair value (FV) of awards granted during the FY that remain unvested as of FY end	$6,383,205	$1,753,969	$12,109,960	$2,418,637	$3,856,627	$997,491	$6,435,620	$1,563,706
Change in year-end FV of prior year awards remaining unvested at FY end	$(447,801)	$(201,186)	$(2,009,371)	$(625,069)	$(5,344,802)	$(1,110,460)	$(63,330)	$(34,939)
Change in FV from prior FY end of prior-year awards that vested during FY	$(190,352)	$(186,479)	$39,270	$14,648	$98,371	$29,130	$111,356	$25,809
Add dividends or other earnings paid during FY prior to vesting date	$56,684	$27,807	$43,391	$11,532	$142,488	$34,458	$258,642	$45,552
Total adjustments	$1,019,156	$79,959	$(3,721,685)	$(962,916)	$(7,049,033)	$(1,548,386)	$231,716	$83,038
Compensation Actually Paid Total	$8,012,927	$2,476,082	$12,578,908	$2,958,736	$1,305,337	$1,162,789	$9,360,617	$2,712,581

(a)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely time-vested restricted shares awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting dates and (ii) for market-based performance share units, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended 2023 and prior fiscal years.

(3)
For the relevant fiscal year, represents the cumulative TSR of the Company and of the Dow Jones U.S. Select Real Estate Hotels Index (the “Peer Group TSR”).

(4)
Comparable Hotel Earnings Before Interest, Taxes, Depreciation, and Amortization (“EBITDA”) is a non-GAAP measure. Hotel EBITDA is defined as net income or loss excluding: (1) interest expense; (2) income tax benefit or expense; (3) depreciation and amortization expense; (4) certain items considered outside the normal course of operations; (5) corporate-level expenses; and (6) certain non-cash items to provide a more complete understanding of the operating results over which individual hotels and operators have direct control. Comparable Hotel EBITDA adjusts Hotel EBITDA to include the operating results for all hotels owned as of the last day of the reporting period, which includes operating results derived from information provided by the sellers of the hotels for periods prior to our ownership and excludes the operating results from sold hotels that were not owned as of the last day of the reporting period. The following table provides a reconciliation of GAAP net income (loss) to Comparable Hotel EBITDA for the years ended December 31, 2023, 2022, 2021 and 2020 (in thousands):

	For the year ended December 31,
	2023	2022	2021	2020
Net income (loss)	$76,617	$42,215	$(311,088)	$(408,802)
Depreciation and amortization	179,103	184,875	187,778	194,168
Interest expense, net	79,064	88,596	105,370	95,932
Income tax expense	1,256	1,518	1,188	51,970
Adjustments related to unconsolidated joint ventures(a)	1,374	1,519	1,633	2,237
EBITDA	337,414	318,723	(15,119)	(64,495)
Loss (gain) on sale of hotel properties, net	34	(1,017)	2,378	(2,703)
Impaiment losses	—	—	144,845	—
Impaiment losses of unconsolidated joint ventures(b)	—	—	—	6,546
EBITDAre	337,448	317,706	132,104	(60,652)
Transaction costs	223	(345)	94	(158)
Pre-opening costs	1,351	2,258	144	—
Loss (gain) on extinguishment of indebtedness, net	169	39	(893)	—
Amortization of share-based compensation	24,285	21,664	17,054	12,200
Corporate and property-level severance(c)	—	—	904	8,653
Derivative (gains) losses in accumulated other comprehensive loss (incomed) reclassified to earnings(d)	—	(5,866)	10,658	—
Other expenses (income)(e)	996	1,067	1,942	(1,125)
Adjusted EBITDA	364,472	336,523	162,007	(41,082)
General and administrative(f)	34,713	34,666	30,472	28,941
Other corporate adjustments(g)	3,031	(569)	(784)	682
Consolidated Hotel EBITDA	402,216	370,620	191,695	(11,459)
Comparable adjustments—(income) loss from sold hotels	(813)	(1,186)	7,565	19,128
Comparable adjustments-income (loss) from acquired hotels	—	558	3,441	(3,258)
Comparable Hotel EBITDA	$401,403	$369,992	$202,701	$4,411
Note:
(a)
Includes our ownership interest in the interest, depreciation, and amortization expense of the unconsolidated joint ventures.

(b)
Includes our ownership interest in the impairment loss of one of our unconsolidated joint ventures.

(c)
The year ended December 31, 2021 includes severance for associates at hotels operating under collective bargaining agreements. The year ended December 31, 2020 includes $6.7 million related to severance for associates at our New York City hotels operating under collective bargaining agreement.

(d)
Reclassification of interest rate swap (gains) losses from accumulated other comprehensive income (loss) to earnings for discontinued interest rate hedges.

(e)
Represents expenses and income outside of the normal course of operations including debt modification costs, legal and other costs, and hurricane-related costs that were not reimbursed by insurance. Other expense for the year ended December 31, 2023 includes one-time management company transition costs. Other income for the year ended December 31, 2020 includes a benefit of $1.8 million due to the reversal of an excess accrued liability related to a labor matter.

(f)
Excludes amortization of share-based compensation costs reflected in Adjusted EBITDA.

(g)
Other corporate adjustments include property-level adjustments and certain revenues and expenses at corporate entities. These items include interest income, amortization of deferred management fees, key money amortization, ground rent amortization, legal fees, revenues and expenses associated with non-hotel properties, income (loss) from unconsolidated entities, internal lease rent expense, and other items.

Company Selected Measure Name	Comparable Hotel EBITDA
Named Executive Officers, Footnote
	2020	2021	2022	2023
PEO	Ms. Hale	Ms. Hale	Ms. Hale	Ms. Hale
Other NEO	Mr. Johnson	Mr. Johnson	Mr. Johnson	Mr. Johnson
Other NEO	Mr. Mahoney	Mr. Mahoney	Mr. Mahoney	Mr. Mahoney
Other NEO	N/A	N/A	Mr. Bardenett	Mr. Bardenett
Other NEO	N/A	N/A	N/A	Mr. Perry

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of the Company and of the Dow Jones U.S. Select Real Estate Hotels Index (the “Peer Group TSR”).
PEO Total Compensation Amount	$ 9,128,901	$ 8,354,370	$ 16,300,593	$ 6,993,771
PEO Actually Paid Compensation Amount	$ 9,360,617	1,305,337	12,578,908	8,012,927
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our PEO and other NEOs represents the “Total” compensation reported in the SCT for the applicable fiscal year, adjusted as follows:

	2020		2021		2022		2023
	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs
Summary Compensation Table Total(a)	$6,993,771	$2,396,123	$16,300,593	$3,921,652	$8,354,370	$2,711,175	$9,128,901	$2,629,543
Deduct equity award value reported in the SCT	$(4,782,580)	$(1,314,152)	$(13,904,935)	$2,782,664	$(5,801,717)	$(1,499,005)	$(6,510,572)	$(1,517,090)
Add year-end fair value (FV) of awards granted during the FY that remain unvested as of FY end	$6,383,205	$1,753,969	$12,109,960	$2,418,637	$3,856,627	$997,491	$6,435,620	$1,563,706
Change in year-end FV of prior year awards remaining unvested at FY end	$(447,801)	$(201,186)	$(2,009,371)	$(625,069)	$(5,344,802)	$(1,110,460)	$(63,330)	$(34,939)
Change in FV from prior FY end of prior-year awards that vested during FY	$(190,352)	$(186,479)	$39,270	$14,648	$98,371	$29,130	$111,356	$25,809
Add dividends or other earnings paid during FY prior to vesting date	$56,684	$27,807	$43,391	$11,532	$142,488	$34,458	$258,642	$45,552
Total adjustments	$1,019,156	$79,959	$(3,721,685)	$(962,916)	$(7,049,033)	$(1,548,386)	$231,716	$83,038
Compensation Actually Paid Total	$8,012,927	$2,476,082	$12,578,908	$2,958,736	$1,305,337	$1,162,789	$9,360,617	$2,712,581

(a)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely time-vested restricted shares awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting dates and (ii) for market-based performance share units, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended 2023 and prior fiscal years.

Non-PEO NEO Average Total Compensation Amount	$ 2,629,543	2,711,175	3,921,652	2,396,123
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,712,581	1,162,789	2,958,736	2,476,082
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our PEO and other NEOs represents the “Total” compensation reported in the SCT for the applicable fiscal year, adjusted as follows:

	2020		2021		2022		2023
	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs
Summary Compensation Table Total(a)	$6,993,771	$2,396,123	$16,300,593	$3,921,652	$8,354,370	$2,711,175	$9,128,901	$2,629,543
Deduct equity award value reported in the SCT	$(4,782,580)	$(1,314,152)	$(13,904,935)	$2,782,664	$(5,801,717)	$(1,499,005)	$(6,510,572)	$(1,517,090)
Add year-end fair value (FV) of awards granted during the FY that remain unvested as of FY end	$6,383,205	$1,753,969	$12,109,960	$2,418,637	$3,856,627	$997,491	$6,435,620	$1,563,706
Change in year-end FV of prior year awards remaining unvested at FY end	$(447,801)	$(201,186)	$(2,009,371)	$(625,069)	$(5,344,802)	$(1,110,460)	$(63,330)	$(34,939)
Change in FV from prior FY end of prior-year awards that vested during FY	$(190,352)	$(186,479)	$39,270	$14,648	$98,371	$29,130	$111,356	$25,809
Add dividends or other earnings paid during FY prior to vesting date	$56,684	$27,807	$43,391	$11,532	$142,488	$34,458	$258,642	$45,552
Total adjustments	$1,019,156	$79,959	$(3,721,685)	$(962,916)	$(7,049,033)	$(1,548,386)	$231,716	$83,038
Compensation Actually Paid Total	$8,012,927	$2,476,082	$12,578,908	$2,958,736	$1,305,337	$1,162,789	$9,360,617	$2,712,581

(a)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely time-vested restricted shares awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting dates and (ii) for market-based performance share units, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended 2023 and prior fiscal years.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
The following performance measures represent the most important financial measures used by us to link compensation actually paid to our PEO and other NEOs for the fiscal year ended December 31, 2023:
•
Comparable Hotel EBITDA;

Revenue Per Available Room (“RevPAR”); and

Total Shareholder Return

Total Shareholder Return Amount	$ 69.69	60.86	79.15	80.19
Peer Group Total Shareholder Return Amount	89.79	72.15	85.25	74.09
Net Income (Loss)	$ 77	$ 42	$ (311)	$ (409)
Company Selected Measure Amount	401	370	203	4
PEO Name	Ms. Hale
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 76,617,000	$ 42,215,000	$ (311,088,000)	$ (408,802,000)
Depreciation, Depletion and Amortization	179,103,000	184,875,000	187,778,000	194,168,000
Interest Income (Expense), Net	79,064	88,596	105,370	95,932
Income Tax Expense (Benefit)	1,256	1,518	1,188	51,970
Adjustments Related To Equity Method Investments	1,374	1,519	1,633	2,237
Earnings Before Interest, Taxes, Depreciation And Amortization	337,414	318,723	(15,119)	(64,495)
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	34	(1,017)	2,378	(2,703)
Impairment of Real Estate			144,845
Impairment (Losses) from Equity Method Investments				6,546
Earnings Before Interest, Taxes, Depreciation and Amortization for Real Estate	337,448	317,706	132,104	(60,652)
Business Combination, Acquisition Related Costs	223	(345)	94	(158)
Pre-Opening Costs	1,351	2,258	144
Gain (Loss) on Extinguishment of Debt	169	39	(893)
Share-Based Payment Arrangement, Noncash Expense	24,285	21,664	17,054	12,200
Corporate and property-level severance			904	8,653
Other Comprehensive Income (Loss), Cash Flow Hedge, Reclassification for Discontinuance, before Tax		(5,866)	10,658
Other Nonoperating Income (Expense)	996	1,067	1,942	(1,125)
Adjusted Earnings Before Interest, Taxes, Depreciation And Amortization	364,472	336,523	162,007	(41,082)
General and Administrative Expense	34,713	34,666	30,472	28,941
Other Corporate Adjustments	3,031	(569)	(784)	682
Consolidated Earnings Before Interest, Taxes, Depreciation And Amortization	402,216	370,620	191,695	(11,459)
Comparable Adjustments-(Income) Loss from Sold Hotels	(813)	(1,186)	7,565	19,128
Comparable Adjustments-Income (Loss) from Acquired Hotels		558	3,441	(3,258)
Comparable Earnings Before Interest, Taxes, Depreciation And Amortization	$ 401,403	369,992	202,701	4,411
Severance for Associates Under Collective Bargaining Agreement				6,700,000
Other Income				1,800,000
Measure:: 1
Pay vs Performance Disclosure
Name	Comparable Hotel EBITDA
Non-GAAP Measure Description
(4)
Comparable Hotel Earnings Before Interest, Taxes, Depreciation, and Amortization (“EBITDA”) is a non-GAAP measure. Hotel EBITDA is defined as net income or loss excluding: (1) interest expense; (2) income tax benefit or expense; (3) depreciation and amortization expense; (4) certain items considered outside the normal course of operations; (5) corporate-level expenses; and (6) certain non-cash items to provide a more complete understanding of the operating results over which individual hotels and operators have direct control. Comparable Hotel EBITDA adjusts Hotel EBITDA to include the operating results for all hotels owned as of the last day of the reporting period, which includes operating results derived from information provided by the sellers of the hotels for periods prior to our ownership and excludes the operating results from sold hotels that were not owned as of the last day of the reporting period. The following table provides a reconciliation of GAAP net income (loss) to Comparable Hotel EBITDA for the years ended December 31, 2023, 2022, 2021 and 2020 (in thousands):

	For the year ended December 31,
	2023	2022	2021	2020
Net income (loss)	$76,617	$42,215	$(311,088)	$(408,802)
Depreciation and amortization	179,103	184,875	187,778	194,168
Interest expense, net	79,064	88,596	105,370	95,932
Income tax expense	1,256	1,518	1,188	51,970
Adjustments related to unconsolidated joint ventures(a)	1,374	1,519	1,633	2,237
EBITDA	337,414	318,723	(15,119)	(64,495)
Loss (gain) on sale of hotel properties, net	34	(1,017)	2,378	(2,703)
Impaiment losses	—	—	144,845	—
Impaiment losses of unconsolidated joint ventures(b)	—	—	—	6,546
EBITDAre	337,448	317,706	132,104	(60,652)
Transaction costs	223	(345)	94	(158)
Pre-opening costs	1,351	2,258	144	—
Loss (gain) on extinguishment of indebtedness, net	169	39	(893)	—
Amortization of share-based compensation	24,285	21,664	17,054	12,200
Corporate and property-level severance(c)	—	—	904	8,653
Derivative (gains) losses in accumulated other comprehensive loss (incomed) reclassified to earnings(d)	—	(5,866)	10,658	—
Other expenses (income)(e)	996	1,067	1,942	(1,125)
Adjusted EBITDA	364,472	336,523	162,007	(41,082)
General and administrative(f)	34,713	34,666	30,472	28,941
Other corporate adjustments(g)	3,031	(569)	(784)	682
Consolidated Hotel EBITDA	402,216	370,620	191,695	(11,459)
Comparable adjustments—(income) loss from sold hotels	(813)	(1,186)	7,565	19,128
Comparable adjustments-income (loss) from acquired hotels	—	558	3,441	(3,258)
Comparable Hotel EBITDA	$401,403	$369,992	$202,701	$4,411
Note:
(a)
Includes our ownership interest in the interest, depreciation, and amortization expense of the unconsolidated joint ventures.

(b)
Includes our ownership interest in the impairment loss of one of our unconsolidated joint ventures.

(c)
The year ended December 31, 2021 includes severance for associates at hotels operating under collective bargaining agreements. The year ended December 31, 2020 includes $6.7 million related to severance for associates at our New York City hotels operating under collective bargaining agreement.

(d)
Reclassification of interest rate swap (gains) losses from accumulated other comprehensive income (loss) to earnings for discontinued interest rate hedges.

(e)
Represents expenses and income outside of the normal course of operations including debt modification costs, legal and other costs, and hurricane-related costs that were not reimbursed by insurance. Other expense for the year ended December 31, 2023 includes one-time management company transition costs. Other income for the year ended December 31, 2020 includes a benefit of $1.8 million due to the reversal of an excess accrued liability related to a labor matter.

(f)
Excludes amortization of share-based compensation costs reflected in Adjusted EBITDA.

(g)
Other corporate adjustments include property-level adjustments and certain revenues and expenses at corporate entities. These items include interest income, amortization of deferred management fees, key money amortization, ground rent amortization, legal fees, revenues and expenses associated with non-hotel properties, income (loss) from unconsolidated entities, internal lease rent expense, and other items.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue Per Available Room (“RevPAR”)
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 231,716	(7,049,033)	(3,721,685)	1,019,156
PEO | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,510,572)	(5,801,717)	(13,904,935)	(4,782,580)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,435,620	3,856,627	12,109,960	6,383,205
PEO | Change in fair value of outstanding and unvested awards granted in prior fiscal years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(63,330)	(5,344,802)	(2,009,371)	(447,801)
PEO | Change in fair value as of vesting date of prior year awards vested during current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	111,356	98,371	39,270	(190,352)
PEO | Dividends or other earnings paid on equity awards not otherwise reflected in fair value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	258,642	142,488	43,391	56,684
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,038	(1,548,386)	(962,916)	79,959
Non-PEO NEO | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,517,090)	(1,499,005)	(2,782,664)	(1,314,152)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,563,706	997,491	2,418,637	1,753,969
Non-PEO NEO | Change in fair value of outstanding and unvested awards granted in prior fiscal years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,939)	(1,110,460)	(625,069)	(201,186)
Non-PEO NEO | Change in fair value as of vesting date of prior year awards vested during current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,809	29,130	14,648	(186,479)
Non-PEO NEO | Dividends or other earnings paid on equity awards not otherwise reflected in fair value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 45,552	$ 34,458	$ 11,532	$ 27,807